Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [line items]
Profit for the year	R$ 169,154	R$ 155,632	R$ 56,678
Foreign exchange variation of investee located abroad
Total comprehensive income for the year	171,526	155,975	57,397
Attributable to:
Quotaholders of the parent company	172,571	151,716	57,332
Non-controlling interests	(1,045)	4,259	65
Total comprehensive income for the year	171,526	155,975	57,397
Vinci Financial Ventures (VF2) GP [Member]
Foreign exchange variation of investee located abroad
Other comprehensive income, net of tax, exchange differences on translation	0	16	39
Vinci Capital Partners GP Limited [Member]
Foreign exchange variation of investee located abroad
Other comprehensive income, net of tax, exchange differences on translation	69	326	670
Vinci USA LLC [Member]
Foreign exchange variation of investee located abroad
Other comprehensive income, net of tax, exchange differences on translation	2,284	(1)	(2)
Vinci Capital Partners F III GP Limited [Member]
Foreign exchange variation of investee located abroad
Other comprehensive income, net of tax, exchange differences on translation	R$ 19	R$ 2	R$ 12